Trade Accounts Receivable	6 Months Ended
Jul. 31, 2025
Trade Accounts Receivable
Trade Accounts Receivable

Note 5 – Trade Accounts Receivable

	July 31,	January 31,
	2025	2025
Trade accounts receivable	62,062	54,702
Less: Provision for credit losses	(721)	(749)
	61,341	53,953

Included in accounts receivable are unbilled receivables in the amount of $4.2 million as at July 31, 2025 ($4.6 million as at January 31, 2025). No single customer accounted for more than 10% of the accounts receivable balance as of July 31, 2025 and January 31, 2025.

The following table presents the changes in the provision for credit losses as follows:

Provision
for Credit
Losses
Balance at January 31, 2025	749
Current period provision for expected losses	2,202
Write-offs charged against the provision	(2,249)
Effect of movements in foreign exchange	19
Balance at July 31, 2025	721